Incorporated herein by reference is a supplement to the prospectus of MFS Inflation-Adjusted Bond Fund, a series of MFS Series Trust IX (File No. 002-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 28, 2014 (SEC Accession No. 0001104659-14-083766).